Summary of Remaining Contractual Maturity (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Assets
Cash and due from banks	$ 5,633	$ 7,001	$ 5,931	$ 5,718	$ 6,250	$ 6,445
Interest-bearing deposits with banks	127,957		159,962
Trading loans, securities, and other	144,390		147,590
Non-trading financial assets at fair value through profit or loss	11,552		9,390
Derivatives	98,798		54,427
Financial assets designated at fair value through profit or loss	4,561		4,564
Financial assets at fair value through other comprehensive income	69,161		79,066
Debt securities at amortized cost, net of allowance for credit losses	317,344		268,939
Securities purchased under reverse repurchase agreements	171,738		167,284
Loans
Residential mortgages	281,032		268,340
Consumer installment and other personal	196,782		189,864
Credit card	32,064		30,738
Business and government	261,170		240,070
Total loans	771,048		729,012
Allowance for loan losses	(6,076)		(6,390)
Loans, net of allowance for loan losses	764,972		722,622
Customers' liability under acceptances	19,515		18,448
Investment in Schwab	9,726		11,112
Goodwill3	16,753		16,232			$ 17,148
Other intangibles3	2,181		2,123
Land, buildings, equipment, and other depreciable assets3	9,235		9,181
Deferred tax assets	1,857		2,265
Amounts receivable from brokers, dealers, and clients	23,401		32,357
Other assets	26,502		17,179
Total assets	1,825,276		1,728,672
Liabilities
Trading deposits	19,553		22,891
Derivatives	87,879		57,122
Securitization liabilities at fair value	12,602		13,505
Financial liabilities designated at fair value through profit or loss	128,899		113,988
Deposits
Personal	658,452		633,498
Banks	26,062		20,917
Business and government	499,224		470,710
Total deposits, other than trading	1,183,738		1,125,125
Acceptances	19,515		18,448
Obligations related to securities sold short1	51,650		42,384
Obligations related to securities sold under repurchase agreements2	132,753		144,097
Securitization liabilities at amortized cost	15,234		15,262
Amounts payable to brokers, dealers, and clients	27,315		28,993
Insurance-related liabilities	7,398		7,676
Other liabilities	28,077		28,133
Subordinated notes and debentures	11,251		11,230
Equity	99,412		99,818
Total liabilities and equity	1,825,276		1,728,672
Off-balance sheet commitments
Total off-balance sheet commitments	280,416		262,677
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	273,221		257,341
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,146		3,263
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,049		2,073
Not later than one month [member]
Assets
Cash and due from banks	5,633		5,931
Interest-bearing deposits with banks	124,516		158,039
Trading loans, securities, and other	2,603		2,020
Non-trading financial assets at fair value through profit or loss	320		58
Derivatives	20,415		6,146
Financial assets designated at fair value through profit or loss	341		441
Financial assets at fair value through other comprehensive income	1,271		1,030
Debt securities at amortized cost, net of allowance for credit losses	446		1,235
Securities purchased under reverse repurchase agreements	109,202		92,356
Loans
Residential mortgages	745		930
Consumer installment and other personal	709		641
Business and government	27,900		27,691
Total loans	29,354		29,262
Loans, net of allowance for loan losses	29,354		29,262
Customers' liability under acceptances	13,379		16,039
Amounts receivable from brokers, dealers, and clients	23,401		32,357
Other assets	3,355		3,100
Total assets	334,236		348,014
Liabilities
Trading deposits	1,991		1,697
Derivatives	17,462		7,387
Financial liabilities designated at fair value through profit or loss	20,906		23,923
Deposits
Personal	4,633		5,799
Banks	13,642		8,903
Business and government	31,153		15,795
Total deposits, other than trading	49,428		30,497
Acceptances	13,379		16,039
Obligations related to securities sold short1	2,682		1,096
Obligations related to securities sold under repurchase agreements2	111,569		120,938
Amounts payable to brokers, dealers, and clients	27,315		28,993
Insurance-related liabilities	160		158
Other liabilities	9,793		9,008
Total liabilities and equity	254,685		239,736
Off-balance sheet commitments
Total off-balance sheet commitments	18,211		14,847
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18,090		14,788
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	121		59
Later than one month and not later than three months [member]
Assets
Interest-bearing deposits with banks	1,095		373
Trading loans, securities, and other	4,750		4,382
Non-trading financial assets at fair value through profit or loss	807		3
Derivatives	15,701		9,393
Financial assets designated at fair value through profit or loss	199		311
Financial assets at fair value through other comprehensive income	2,860		6,532
Debt securities at amortized cost, net of allowance for credit losses	5,455		6,567
Securities purchased under reverse repurchase agreements	31,049		30,580
Loans
Residential mortgages	3,653		2,389
Consumer installment and other personal	1,691		987
Business and government	9,642		5,390
Total loans	14,986		8,766
Loans, net of allowance for loan losses	14,986		8,766
Customers' liability under acceptances	6,110		2,327
Land, buildings, equipment, and other depreciable assets3			3
Other assets	1,725		1,049
Total assets	84,737		70,286
Liabilities
Trading deposits	2,086		5,373
Derivatives	14,999		9,392
Securitization liabilities at fair value	563		538
Financial liabilities designated at fair value through profit or loss	38,076		12,526
Deposits
Personal	7,718		9,750
Banks	147		338
Business and government	10,965		12,080
Total deposits, other than trading	18,830		22,168
Acceptances	6,110		2,327
Obligations related to securities sold short1	5,254		729
Obligations related to securities sold under repurchase agreements2	15,577		13,904
Securitization liabilities at amortized cost	472		344
Insurance-related liabilities	279		273
Other liabilities	1,178		3,106
Total liabilities and equity	103,424		70,680
Off-balance sheet commitments
Total off-balance sheet commitments	30,568		25,218
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	29,607		24,189
Later than one month and not later than three months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	170		170
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	791		859
Later than three months and not later than six months [member]
Assets
Interest-bearing deposits with banks			185
Trading loans, securities, and other	3,881		5,059
Non-trading financial assets at fair value through profit or loss	18		543
Derivatives	8,223		5,289
Financial assets designated at fair value through profit or loss	192		187
Financial assets at fair value through other comprehensive income	3,613		11,881
Debt securities at amortized cost, net of allowance for credit losses	7,696		8,180
Securities purchased under reverse repurchase agreements	16,748		22,332
Loans
Residential mortgages	7,796		5,050
Consumer installment and other personal	2,661		2,029
Business and government	7,913		6,707
Total loans	18,370		13,786
Loans, net of allowance for loan losses	18,370		13,786
Customers' liability under acceptances	11		76
Land, buildings, equipment, and other depreciable assets3	6		10
Other assets	1,259		2,204
Total assets	60,017		69,732
Liabilities
Trading deposits	2,932		4,867
Derivatives	7,149		4,581
Securitization liabilities at fair value	301		1,013
Financial liabilities designated at fair value through profit or loss	39,434		33,712
Deposits
Personal	6,444		8,491
Banks	41		135
Business and government	2,500		8,268
Total deposits, other than trading	8,985		16,894
Acceptances	11		76
Obligations related to securities sold short1	1,663		1,753
Obligations related to securities sold under repurchase agreements2	4,495		7,255
Securitization liabilities at amortized cost	402		414
Insurance-related liabilities	414		405
Other liabilities	895		925
Total liabilities and equity	66,681		71,895
Off-balance sheet commitments
Total off-balance sheet commitments	21,365		23,687
Later than three months and not later than six months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	21,164		23,482
Later than three months and not later than six months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	191		185
Later than three months and not later than six months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	10		20
Later than six months and not later than nine months [member]
Assets
Trading loans, securities, and other	2,486		2,275
Non-trading financial assets at fair value through profit or loss			1,250
Derivatives	7,038		2,885
Financial assets designated at fair value through profit or loss	218		167
Financial assets at fair value through other comprehensive income	2,570		3,381
Debt securities at amortized cost, net of allowance for credit losses	5,129		4,889
Securities purchased under reverse repurchase agreements	7,090		14,191
Loans
Residential mortgages	6,349		10,061
Consumer installment and other personal	2,138		4,049
Business and government	8,878		10,533
Total loans	17,365		24,643
Loans, net of allowance for loan losses	17,365		24,643
Customers' liability under acceptances	15		2
Land, buildings, equipment, and other depreciable assets3	4		4
Other assets	1,045		159
Total assets	42,960		53,846
Liabilities
Trading deposits	3,354		2,953
Derivatives	6,335		2,969
Securitization liabilities at fair value	1,215		514
Financial liabilities designated at fair value through profit or loss	15,821		28,017
Deposits
Personal	6,231		5,999
Banks	41		25
Business and government	9,366		5,433
Total deposits, other than trading	15,638		11,457
Acceptances	15		2
Obligations related to securities sold short1	669		1,648
Obligations related to securities sold under repurchase agreements2	1,028		1,700
Securitization liabilities at amortized cost	587		475
Insurance-related liabilities	414		405
Other liabilities	1,590		228
Total liabilities and equity	46,666		50,368
Off-balance sheet commitments
Total off-balance sheet commitments	19,241		20,688
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	17,577		19,887
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	271		244
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,393		557
Later than nine months and not later than one year [member]
Assets
Trading loans, securities, and other	3,438		2,874
Non-trading financial assets at fair value through profit or loss	383		53
Derivatives	3,805		1,818
Financial assets designated at fair value through profit or loss	130		363
Financial assets at fair value through other comprehensive income	1,010		2,914
Debt securities at amortized cost, net of allowance for credit losses	6,887		4,030
Securities purchased under reverse repurchase agreements	7,302		7,441
Loans
Residential mortgages	6,660		10,077
Consumer installment and other personal	2,961		3,254
Business and government	7,058		8,503
Total loans	16,679		21,834
Loans, net of allowance for loan losses	16,679		21,834
Customers' liability under acceptances			4
Land, buildings, equipment, and other depreciable assets3	5		4
Other assets	6,747		150
Total assets	46,386		41,485
Liabilities
Trading deposits	1,311		1,196
Derivatives	3,730		2,244
Securitization liabilities at fair value	215		301
Financial liabilities designated at fair value through profit or loss	13,462		14,678
Deposits
Personal	12,475		6,148
Banks	1
Business and government	9,896		1,311
Total deposits, other than trading	22,372		7,459
Acceptances			4
Obligations related to securities sold short1	513		432
Obligations related to securities sold under repurchase agreements2	54		272
Securitization liabilities at amortized cost	395		403
Insurance-related liabilities	414		425
Other liabilities	1,018		767
Total liabilities and equity	43,484		28,181
Off-balance sheet commitments
Total off-balance sheet commitments	21,028		15,786
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	20,871		15,616
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	157		170
Later than one year and not later than two years [member]
Assets
Trading loans, securities, and other	11,686		12,293
Non-trading financial assets at fair value through profit or loss	3,656		745
Derivatives	9,115		7,172
Financial assets designated at fair value through profit or loss	743		851
Financial assets at fair value through other comprehensive income	3,672		4,089
Debt securities at amortized cost, net of allowance for credit losses	27,854		27,819
Securities purchased under reverse repurchase agreements	112		140
Loans
Residential mortgages	29,772		34,004
Consumer installment and other personal	14,741		14,333
Business and government	27,729		23,332
Total loans	72,242		71,669
Loans, net of allowance for loan losses	72,242		71,669
Land, buildings, equipment, and other depreciable assets3	31		19
Other assets	75		74
Total assets	129,186		124,871
Liabilities
Trading deposits	2,937		2,135
Derivatives	8,647		7,403
Securitization liabilities at fair value	2,137		2,814
Financial liabilities designated at fair value through profit or loss	1,132		1,127
Deposits
Personal	7,667		7,611
Banks			2
Business and government	32,560		28,880
Total deposits, other than trading	40,227		36,493
Obligations related to securities sold short1	6,223		4,574
Obligations related to securities sold under repurchase agreements2	30		28
Securitization liabilities at amortized cost	3,334		3,448
Insurance-related liabilities	989		982
Other liabilities	533		1,522
Total liabilities and equity	66,189		60,526
Off-balance sheet commitments
Total off-balance sheet commitments	40,683		39,357
Later than one year and not later than two years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	38,752		38,639
Later than one year and not later than two years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	586		591
Later than one year and not later than two years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,345		127
Later than two years and not later than five years [member]
Assets
Trading loans, securities, and other	22,141		21,299
Non-trading financial assets at fair value through profit or loss	3,248		3,803
Derivatives	20,010		10,895
Financial assets designated at fair value through profit or loss	1,388		624
Financial assets at fair value through other comprehensive income	21,439		21,983
Debt securities at amortized cost, net of allowance for credit losses	95,379		79,375
Securities purchased under reverse repurchase agreements	235		244
Loans
Residential mortgages	181,259		166,855
Consumer installment and other personal	86,471		81,413
Business and government	77,292		71,025
Total loans	345,022		319,293
Loans, net of allowance for loan losses	345,022		319,293
Land, buildings, equipment, and other depreciable assets3	493		466
Other assets	111		112
Total assets	509,466		458,094
Liabilities
Trading deposits	3,953		3,516
Derivatives	15,028		10,792
Securitization liabilities at fair value	5,486		5,737
Financial liabilities designated at fair value through profit or loss	1		1
Deposits
Personal	8,142		7,254
Banks	2		2
Business and government	44,587		37,255
Total deposits, other than trading	52,731		44,511
Obligations related to securities sold short1	17,963		12,640
Securitization liabilities at amortized cost	6,578		7,043
Insurance-related liabilities	1,591		1,673
Other liabilities	2,062		1,796
Subordinated notes and debentures	200		200
Total liabilities and equity	105,593		87,909
Off-balance sheet commitments
Total off-balance sheet commitments	124,299		117,437
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	122,584		115,624
Later than two years and not later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,205		1,303
Later than two years and not later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	510		510
Later than five years [member]
Assets
Trading loans, securities, and other	21,547		23,119
Non-trading financial assets at fair value through profit or loss	2,180		1,931
Derivatives	14,491		10,829
Financial assets designated at fair value through profit or loss	1,350		1,620
Financial assets at fair value through other comprehensive income	27,215		22,658
Debt securities at amortized cost, net of allowance for credit losses	168,499		136,846
Loans
Residential mortgages	44,798		38,974
Consumer installment and other personal	28,513		27,126
Business and government	64,289		61,647
Total loans	137,600		127,747
Loans, net of allowance for loan losses	137,600		127,747
Land, buildings, equipment, and other depreciable assets3	3,577		3,664
Other assets	67		73
Total assets	376,526		328,487
Liabilities
Trading deposits	989		1,154
Derivatives	14,529		12,354
Securitization liabilities at fair value	2,685		2,588
Financial liabilities designated at fair value through profit or loss	1		4
Deposits
Personal	27		29
Banks	4		4
Business and government	10,295		6,079
Total deposits, other than trading	10,326		6,112
Obligations related to securities sold short1	13,219		17,505
Securitization liabilities at amortized cost	3,466		3,135
Insurance-related liabilities	760		872
Other liabilities	4,669		4,815
Subordinated notes and debentures	11,051		11,030
Total liabilities and equity	61,695		59,569
Off-balance sheet commitments
Total off-balance sheet commitments	3,645		4,330
Later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,200		3,789
Later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	445		541
No specific maturity [member]
Assets
Interest-bearing deposits with banks	2,346		1,365
Trading loans, securities, and other	71,858		74,269
Non-trading financial assets at fair value through profit or loss	940		1,004
Financial assets at fair value through other comprehensive income	5,511		4,598
Debt securities at amortized cost, net of allowance for credit losses	(1)		(2)
Loans
Consumer installment and other personal	56,897		56,032
Credit card	32,064		30,738
Business and government	30,469		25,242
Total loans	119,430		112,012
Allowance for loan losses	(6,076)		(6,390)
Loans, net of allowance for loan losses	113,354		105,622
Investment in Schwab	9,726		11,112
Goodwill3	16,753		16,232
Other intangibles3	2,181		2,123
Land, buildings, equipment, and other depreciable assets3	5,119		5,011
Deferred tax assets	1,857		2,265
Other assets	12,118		10,258
Total assets	241,762		233,857
Liabilities
Financial liabilities designated at fair value through profit or loss	66
Deposits
Personal	605,115		582,417
Banks	12,184		11,508
Business and government	347,902		355,609
Total deposits, other than trading	965,201		949,534
Obligations related to securities sold short1	3,464		2,007
Insurance-related liabilities	2,377		2,483
Other liabilities	6,339		5,966
Equity	99,412		99,818
Total liabilities and equity	1,076,859		1,059,808
Off-balance sheet commitments
Total off-balance sheet commitments	1,376		1,327
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 1,376		$ 1,327